Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
September 30, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Principal Value
U.S. Treasury Bills – 98.5%
U.S. Treasury Bill, 5.23%, 10/29/2024(a)(b) ..................................... $ 35,000,000 $ 34,871,171
U.S. Treasury Bill, 4.81%, 1/14/2025(a)(b) ...................................... 86,000,000 84,882,600
Total U.S. Treasury Bills (Cost $119,697,767) ....................................... 119,753,771
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Puts – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $5,500, Expires 10/07/24(c) ......... 170 93,500,000 31,450
Total Purchased Options (Cost $43,889) ............................................. 31,450
Total Investments – 98.5%
(Cost $119,741,656) ........................................................... $ 119,785,221
Other Assets in Excess of Liabilities – 1.5% ........................................... 1,789,570
Net Assets – 100.0% ............................................................ $ 121,574,791
Number of
Contracts Notional Amount
Written Option – (0.0)%†
Puts – Exchange-Traded – (0.0)%†
S&P 500 Index, October Strike Price $5,300, Expires 10/07/24
(Premiums Received $19,804) ................................... (170) (90,100,000) $ (13,175)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $37,334,010 have been pledged as collateral for options as of September 30, 2024.
(c) Held in connection with Written Options.
Summary of Investment Type††
Investment Categories
% of Net
Assets
U.S. Treasury Bills ................................................................................ 98.5%
Purchased Options ............................................................................... 0.0%†
Total Investments ................................................................................ 98.5%
Other Assets in Excess of Liabilities .................................................................. 1.5%
Net Assets ..................................................................................... 100.0%
At September 30, 2024, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
CDX HY CDSI
S43 12/20/2029 Buy
(3)
5.00% MSCS 5,600,000 $ (409,780) $ 417,557 $ (7,777)

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

(1) Payments received quarterly.
(2) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
At September 30, 2024, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
iShares iBoxx $ High Yield
Corporate Bond  ETF 3/17/2025 4.73% (EFFR - 0.10%)(c) MSCS (72,537,493) $ 277,950
iShares iBoxx $ High Yield
Corporate Bond ETF 5/15/2025 4.73% (EFFR - 0.10%)(c) NOM (49,977,572) 205,617
Morgan Stanley Custom Junk
Index* 2/14/2025 4.58% (EFFR - 0.25%)(c) MSCS 31,197,653 (802,769)
Morgan Stanley Custom Quality
Index* 2/14/2025 5.18% (EFFR + 0.35%)(c) MSCS (36,675,106) 315,559
$ (3,643)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
EFFR : Effective Federal Funds Rate
MSCS : Morgan Stanley Capital Services LLC
NOM : Nomura International
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Junk Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
AT&T Inc ...................................................... (19,647) $ (10,826) 1.35%
ZoomInfo Technologies Inc ........................................ (31,350) (8,103) 1.01%
(18,929)
Consumer Discretionary
ADT, Inc. ...................................................... (44,251) (8,013) 1.00%
Caesars Entertainment Inc ........................................ (8,039) (8,404) 1.05%
Carnival Corp .................................................. (18,481) (8,554) 1.06%
Hanesbrands Inc ................................................ (45,465) (8,370) 1.04%
Leggett & Platt Inc ............................................... (24,263) (8,277) 1.03%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer Discretionary (continued)
Lithia Motors, Inc. ............................................... (1,016) $ (8,080) 1.01%
Norwegian Cruise Line Holdings Ltd ................................. (16,838) (8,649) 1.08%
Petco Health & Wellness Co Inc .................................... (72,115) (8,218) 1.02%
Travel + Leisure Co .............................................. (7,028) (8,111) 1.01%
VF Corp. ...................................................... (17,372) (8,680) 1.08%
Whirlpool Corp. ................................................. (3,120) (8,361) 1.04%
(91,717)
Consumer Staples
Darling Ingredients Inc ........................................... (8,831) (8,219) 1.02%
Dollar General Corp ............................................. (3,775) (7,996) 1.00%
(16,215)
Health Care
CVS Health Corp. ............................................... (6,145) (9,677) 1.21%
DaVita Inc ..................................................... (1,984) (8,148) 1.01%
Envista Holdings Corp ............................................ (16,540) (8,185) 1.02%
ICU Medical Inc ................................................. (1,823) (8,322) 1.04%
Solventum Corp. ................................................ (4,850) (8,469) 1.05%
Sotera Health Co ................................................ (20,011) (8,370) 1.04%
Tenet Healthcare Corp ........................................... (1,938) (8,069) 1.01%
(59,240)
Industrials
Air Lease Corp ................................................. (7,084) (8,036) 1.00%
Alaska Air Group Inc ............................................. (8,245) (9,336) 1.16%
American Airlines Group Inc ....................................... (31,064) (8,745) 1.09%
Avis Budget Group Inc ........................................... (3,927) (8,614) 1.07%
Clarivate PLC .................................................. (48,146) (8,562) 1.07%
Delta Air Lines Inc ............................................... (7,863) (10,002) 1.25%
GXO Logistics Inc ............................................... (6,209) (8,098) 1.01%
MasTec Inc .................................................... (2,748) (8,473) 1.05%
Ryder System Inc ............................................... (2,222) (8,114) 1.01%
Southwest Airlines Co ............................................ (12,202) (9,055) 1.13%
United Airlines Holdings Inc ....................................... (6,773) (9,679) 1.21%
Vestis Corp .................................................... (22,589) (8,430) 1.05%
WESCO International Inc ......................................... (1,906) (8,019) 1.00%
(113,163)
Information Technology
Coherent Corp .................................................. (4,378) (9,748) 1.21%
DXC Technology Co ............................................. (15,427) (8,018) 1.00%
Intel Corp. ..................................................... (17,559) (10,317) 1.28%
Lumentum Holdings, Inc. ......................................... (5,702) (9,052) 1.13%
RingCentral Inc, Class A .......................................... (10,307) (8,165) 1.02%
Wolfspeed, Inc. ................................................. (37,889) (9,205) 1.15%
(54,505)
Materials
Albemarle Corp. ................................................ (3,855) (9,145) 1.14%
Alcoa Corp ..................................................... (9,024) (8,720) 1.09%
Berry Global Group Inc ........................................... (4,736) (8,064) 1.00%
Chemours Co. (The) ............................................. (17,227) (8,767) 1.09%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Materials (continued)
FMC Corp ..................................................... (5,026) $ (8,300) 1.03%
Mosaic Co. (The) ................................................ (12,457) (8,355) 1.04%
Scotts Miracle-Gro Co/The ........................................ (4,421) (9,601) 1.20%
Sealed Air Corp ................................................. (9,344) (8,495) 1.06%
Sylvamo Corp .................................................. (3,905) (8,397) 1.05%
(77,844)
Other Components ............................................. (825,127) (371,156) 46.23%
Total ....................................................................... $ (802,769) 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Quality Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Fox Corp., Class A .............................................. 9,243 $ 3,331 1.06%
Interpublic Group of Cos Inc/T ..................................... 11,763 3,168 1.00%
Match Group Inc ................................................ 10,439 3,364 1.07%
Omnicom Group Inc ............................................. 3,625 3,191 1.01%
13,054
Consumer Discretionary
AutoZone Inc ................................................... 118 3,164 1.00%
Birkenstock Holding Plc .......................................... 7,595 3,188 1.01%
Deckers Outdoor Corp ........................................... 2,349 3,189 1.01%
Domino's Pizza Inc .............................................. 897 3,284 1.04%
Home Depot, Inc. (The) ........................................... 960 3,311 1.05%
Lululemon Athletica, Inc. .......................................... 1,382 3,193 1.01%
O'Reilly Automotive Inc ........................................... 324 3,177 1.01%
Pool Corp ..................................................... 1,022 3,279 1.04%
TopBuild Corp .................................................. 935 3,239 1.03%
Yum! Brands Inc ................................................ 2,727 3,244 1.03%
32,268
Energy
Antero Midstream Corp ........................................... 24,601 3,153 1.00%
Dt Midstream, Inc. ............................................... 4,741 3,176 1.01%
Texas Pacific Land Corp .......................................... 437 3,289 1.04%
9,618
Financials
Fiserv Inc ...................................................... 2,090 3,197 1.01%
Health Care
AbbVie Inc ..................................................... 1,873 3,150 1.00%
Agilent Technologies, Inc. ......................................... 2,647 3,347 1.06%
Mettler-Toledo International Inc ..................................... 263 3,354 1.06%
9,851

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrials
Allegion plc .................................................... 2,569 $ 3,188 1.01%
Broadridge Financial Solutions Inc .................................. 1,733 3,173 1.01%
CACI International Inc, Class A ..................................... 747 3,211 1.02%
Comfort Systems USA Inc ........................................ 1,047 3,479 1.10%
Core & Main Inc, Class A ......................................... 8,895 3,363 1.07%
IDEX Corp ..................................................... 1,808 3,302 1.05%
Masco Corp. ................................................... 4,522 3,232 1.02%
Middleby Corp. (The) ............................................ 2,715 3,217 1.02%
Nordson Corp .................................................. 1,447 3,236 1.02%
Nvent Electric PLC .............................................. 5,579 3,338 1.06%
Pentair PLC .................................................... 3,950 3,289 1.04%
Rockwell Automation Inc .......................................... 1,397 3,194 1.01%
Veralto Corp ................................................... 3,333 3,174 1.01%
42,396
Information Technology
Amphenol Corp, Class A .......................................... 5,791 3,213 1.02%
Apple, Inc. ..................................................... 1,694 3,361 1.07%
Bentley Systems Inc, Class B ...................................... 7,433 3,216 1.02%
Broadcom Inc .................................................. 2,236 3,284 1.04%
Cisco Systems Inc ............................................... 7,187 3,257 1.03%
Manhattan Associates, Inc. ........................................ 1,360 3,258 1.03%
Motorola Solutions, Inc. ........................................... 827 3,167 1.00%
22,756
Materials
Amcor PLC .................................................... 32,964 3,180 1.01%
Crown Holdings Inc .............................................. 3,969 3,240 1.02%
Element Solutions Inc ............................................ 14,157 3,274 1.04%
9,694
Real Estate
Equinix, Inc. .................................................... 418 3,159 1.00%
Realty Income Corp ............................................. 5,847 3,158 1.00%
Weyerhaeuser Co ............................................... 11,268 3,249 1.03%
9,566
Utilities
DTE Energy Co ................................................. 2,902 3,173 1.00%
Edison International ............................................. 4,252 3,153 1.00%
NRG Energy Inc ................................................ 4,549 3,529 1.12%
9,855
Other Components ............................................. 179,903 153,304 48.58%
Total ....................................................................... $ 315,559 100.00%